Note 19 - Share-based Compensation (Details) - Information about Share Option Plans - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Information about Share Option Plans [Abstract]
Weighted-average grant-date fair value per share of options granted (in Yuan Renminbi per share)	¥ 0	¥ 0	¥ 0
Total intrinsic value of options exercised	¥ 17,399	¥ 837	¥ 0
Total fair value of share options vested	¥ 38,178	¥ 44,912	¥ 34,362